Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Property and equipment
Land Improvements			$ 402,192	$ 18,685
Computer equipment and software			137,251	10,989
Leasehold improvements			298,781
Construction-in-process			761,555
Property plant and equipment gross			1,599,779	29,674
Less: Accumulated depreciation	(355,000)		(165,841)	(8,085)
Property and equipment, net	1,717,000		1,433,938	21,589
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 604,000	$ 76,000	$ 157,756	$ 8,085